LEASES (Tables) - Galaxy Digital Holdings, LP	3 Months Ended
Mar. 31, 2025
Lessee, Lease, Description [Line Items]
Schedule of Supplemental Cash Flow Information
Supplemental disclosures for the Company’s condensed consolidated interim statements of cash flows:

(in thousands)	March 31, 2025	March 31, 2024
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$1,483	$1,466
Supplemental disclosures for the Company’s consolidated statements of cash flows:

(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$5,973	$7,838	$4,216

Schedule of Lease Assets And Liabilities
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	March 31, 2025	December 31, 2024
Operating lease right-of-use assets	$7,283	$8,223
Operating lease liabilities	9,221	10,229
Weighted average remaining lease term	3.5 years	3.6 years
Weighted average discount rate(1)	10%	10%
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(1)The weighted average discount rate represents the Company’s incremental borrowing rate.
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$8,223	$12,055
Operating lease liabilities	$10,229	$14,096
Weighted average remaining lease term	3.6 years	4.2 years
Weighted average discount rate(1)	10%	10%
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(1)The weighted average discount rate represents the Company’s incremental borrowing rate
Schedule of Future Minimum Lease Payments
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of March 31, 2025:

(in thousands)	Lease liability
Year ending December 31,
2025	$3,530
2026	2,818
2027	2,572
2028	2,572
2029	429
Total future minimum lease payments	11,921
Less: Interest	2,700
Total lease liability	$9,221
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of December 31, 2024:

(in thousands)	Lease liability
Year ending December 31,
2025	$4,151
2026	2,557
2027	2,572
2028	2,572
2029	429
Total future minimum lease payments	$12,281
Less: Interest	2,052
Total lease liability	$10,229

Schedule of Operating Lease Transaction Expenses	Expenses associated with mining leases were recognized within Transaction expenses in the Company’s consolidated statements of operations.

(in thousands)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year ended December 31, 2022
Revenues
Lease	$—	$456	$1,202
Financed sales of mining equipment	—	—	2,965
Loss on disposal	—		(2,046)
Cost of sales
Associated mining equipment sales costs	$—	$—	$2,453